INCOME TAXES - Narrative (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) market	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Tax Act, deferred tax benefit									$ 228,000
Current tax expense									30,867	$ 45,474	$ 44,041
Deferred tax expense (benefit)									(311,085)	32,025	5,902
Number of markets sold | market								9
Deferred tax assets for net operating loss carryforwards (tax effected)	$ 84,500								84,500
Deferred tax asset related to impairment loss	202,500								202,500
Deferred tax assets, valuation allowance	274,219				$ 136,039				274,219	136,039
Increase (decrease) to valuation allowance against deferred tax assets											32,900
(Tax-effected) deferred tax assets for foreign net operating losses	144,900								144,900
Offsetting associated valuation allowance	94,200								94,200
Remaining deferred tax valuation allowance	30,800								30,800
Deferred tax asset relating to stock-based compensation expense	9,600				14,900				9,600	14,900
Tax expense (benefits)	(293,118)	$ 16,347	$ 18,390	$ (21,837)	39,920	$ (3,619)	$ (21,719)	$ 62,917	$ (280,218)	$ 77,499	$ 49,943
Effective tax rate expense (benefit)									30.90%	32.90%	(569.30%)
Total amount of interest accrued	3,200				3,400				$ 3,200	$ 3,400
Unrecognized tax benefits and accrued interest and penalties	37,600				40,600				37,600	40,600
Unrecognized tax benefits and accrued interest and penalties included in Other long-term liabilities	20,000				21,300				20,000	21,300
Unrecognized tax benefits recorded net with deferred tax assets	17,600				19,300				17,600	19,300
Unrecognized tax benefits that, if recognized, would impact the effective income tax rate	16,100				16,200				16,100	16,200
Unrecognized tax benefits reversed	9,200				6,200				9,200	6,200
Reduction of uncertain tax positions, inclusive of interest					6,800					6,800
U.S.
Operating Loss Carryforwards [Line Items]
Deferred tax expense (benefit)										32,900
Deferred tax assets, valuation allowance	149,200								149,200
Foreign
Operating Loss Carryforwards [Line Items]
Deferred tax expense (benefit)										43,300
Net foreign deferred tax assets	53,600				$ 46,700				53,600	46,700
Increase (decrease) to valuation allowance against deferred tax assets									(43,300)
Australian outdoor market | Disposed of by sale
Operating Loss Carryforwards [Line Items]
Tax expense (benefits)										$ 54,700
Impairment loss on related party note
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 149,200								149,200
Foreign deferred tax assets
Operating Loss Carryforwards [Line Items]
Increase (decrease) to valuation allowance against deferred tax assets									(11,000)
iHeartCommunications
Operating Loss Carryforwards [Line Items]
Loss recognized on Due from iHeartCommunications Note									$ 855,600